IMPAIRMENT - Impairment of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Impairment
Goodwill	$ 0	$ 149,357	$ 0
Goodwill impairment	149,217	347,283
Canadian Reporting Unit
Impairment
Goodwill impairment		$ 347,300
United States Reporting Unit
Impairment
Goodwill impairment	$ 149,200